N-2 - USD ($)			2 Months Ended	3 Months Ended
		Aug. 24, 2026	Aug. 21, 2026	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022 [7]	Sep. 30, 2022 [7]	Jun. 30, 2022 [7]	Mar. 31, 2022	[7],[8]
Cover [Abstract]
Entity Central Index Key		0001843162
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-295756
Investment Company Act File Number		814-01383
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		1
Investment Company Act Registration		true
Entity Registrant Name		CHICAGO ATLANTIC BDC, INC.
Entity Address, Address Line One		600 Madison Avenue
Entity Address, Address Line Two		Suite 1800
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10022
City Area Code		312
Local Phone Number		625-9295
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		false
Business Development Company [Flag]		true
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder transaction expenses:
Sales load (as a percentage of offering price)	-	%(1)
Offering expenses (as a percentage of offering price)	-	%(2)
Total shareholder transaction expenses (as a percentage of offering price)	-%
(1)
In the event that the securities are sold to or through underwriters, a related prospectus supplement will disclose the applicable sales load (underwriting discount or commission).
(2)
A related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the estimated amount of offering expenses borne by the Company as a percentage of the offering price.

Sales Load [Percent]	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]
Annual Expenses [Table Text Block]

Annual expenses (as a percentage of net assets attributable to common stock):
Base management fee payable under the Investment Advisory Agreement	2.04	%(3)
Incentive fee payable under the Investment Advisory Agreement	2.89	%(4)
Interest payments on borrowed funds	1.34	%(5)
Other expenses	2.47	%(6)
Total annual expenses	8.74%
(3)
Our base management fee under the Investment Advisory Agreement is calculated at an annual rate of 1.75% of our average gross assets (i.e., total assets held before deduction of any liabilities), which includes investments acquired with the use of leverage and excludes cash and cash equivalents (as defined in the notes to our financial statements). Because we have borrowings outstanding, the base management fee as a percentage of net assets attributable to common stock is higher than 1.75% of our average gross assets. The base management fee shown in the table above is based on net assets as of June 30, 2026, and is based on actual amounts incurred during the six months ended June 30, 2026, annualized for a full year. The base management fee of the Company assuming that our average gross assets (excluding cash and cash equivalents) are $356 million, which was the actual amount of our average gross assets (excluding cash and cash equivalents) as of June 30, 2026, would be 1.73% of average gross assets.
(4)
Our incentive fee consists of two parts. The first part of the incentive fee, the incentive fee on income, which is payable quarterly in arrears, is equal to 20% of the excess, if any, of our “pre-incentive fee net investment income” that exceeds a 1.75% quarterly (7% annualized) hurdle rate, subject to a “catch up” provision measured at the end of each quarter. The incentive fee on income is computed and paid on income that may include interest that is accrued but not yet received, and may never be received, in cash. The second part of the incentive fee, the incentive fee on capital gains, payable at the end of each fiscal year (or upon termination of the Investment Advisory Agreement) in arrears, equals 20% of cumulative realized capital gains from inception to the end of each fiscal year, less cumulative realized capital losses, unrealized capital depreciation and unrealized capital appreciation from inception to the end of each fiscal year, less the aggregate amount of any previously paid incentive fees on capital gains for prior periods. The incentive fee shown in the table is based on actual amounts of incentive fees on income incurred during the six months ended June 30, 2026, annualized for a full year. The incentive fee amount excludes accrued incentive fees on capital gains as of June 30, 2026, which are reflected on a hypothetical liquidation basis in accordance with GAAP and were not payable as of June 30, 2026.
(5)
As of June 30, 2026, we had $27,000,000 in outstanding borrowings under the Credit Agreement. Pursuant to the Credit Agreement, lenders have agreed to extend the Company up to $100,000,000 in aggregate borrowings. Borrowings under the Credit Agreement bear interest at the annual rate of one-month term Secured Overnight Financing Rate plus 3.00%, subject to a minimum interest rate of 6.00%. The Company will pay a commitment fee of 0.50% per annum on the average daily unused portion of commitments under the Credit Agreement during the Revolving Period. The Company also will be required to pay letter of credit participation fees and a fronting fee on the average daily amount of the lenders’ exposure with respect to any letters of credit issued at the request of the Company under the Credit Agreement. We may borrow funds to make investments, including before we have fully invested the proceeds of this continuous offering. To the extent that we determine it is appropriate to borrow funds to make investments, the costs associated with such borrowing will be indirectly borne by shareholders. The interest payment on borrowed funds referenced in the table above is based on actual amounts of the interest payment on borrowed funds (including unused fees, amortization of deferred financing cost, and debt issuance costs incurred during the six months ended June 30, 2026, annualized, divided by our net assets as of June 30, 2026. If the Company were to utilize the full $100,000,000 available under the Credit Agreement, interest expense and total annual expenses as a percentage of net assets would be higher than as presented in this fee table. Our ability to incur leverage depends, in large part, on the amount of money we are able to raise through the sale of shares registered in this offering and the availability of financing in the market.
(6)
Our other expenses include sub-administrator, legal, audit, insurance, valuation and custodian fees, and general and administrative expenses as well as other professional fees, fees payable to the Independent Directors, and excise tax expense. The amount shown in the table reflects actual amounts incurred during the six months ended June 30, 2026, annualized.

Management Fees [Percent]	[3]	2.04%
Interest Expenses on Borrowings [Percent]	[4]	1.34%
Incentive Fees [Percent]	[5]	2.89%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	2.47%
Total Annual Expenses [Percent]		8.74%
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage and that our annual operating expenses would remain at the levels set forth in the table above.
	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 common stock investment, assuming a 5% annual return (assumes no return from net realized capital gains) (none of which is subject to the capital gains incentive fee)	$58	$173	$286	$561
You would pay the following expenses on a $1,000 common stock investment, assuming a 5% annual return resulting entirely from net realized capital gains (all of which is subject to the capital gains incentive fee)	$68	$200	$327	$625
The above table is intended to assist you in understanding the various costs and expenses that an investor in shares of our common stock will bear directly or indirectly. While the example assumes, as required by the SEC, a 5% annual return, our performance will vary and may result in a return greater or less than 5%. Because the income portion of the incentive fee for the Company, assuming a 5% annual return and annualized incentive fee hurdle of 7%, would either not be payable or would have an insignificant impact on the expense amounts shown above, the example assumes that the 5% annual return will be generated entirely through net realized capital gains and, as a result, will trigger the payment of the capital gains portion of the incentive fee. If we were to achieve sufficient returns on our investments, including through the realization of capital gains, to trigger income-based incentive fees or capital gains incentive fees of a material amount, our expenses, and returns to our investors, would be higher. The example assumes that, as of June 30, 2026, the sum of realized capital losses and unrealized capital depreciation on a cumulative basis since inception is zero.

Purpose of Fee Table , Note [Text Block]
The following table is intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. The expenses shown in the table under “Annual expenses” are based on historical amounts incurred by the Company during the six months ended June 30, 2026, annualized. The following table should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown. Except where the context suggests otherwise, whenever this prospectus contains a reference to fees or expenses paid by “us” or “the Company” or that “we” will pay fees or expenses, you will indirectly bear these fees or expenses as an investor in the Company.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		A related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the estimated amount of offering expenses borne by the Company as a percentage of the offering price.
Other Expenses, Note [Text Block]		Our other expenses include sub-administrator, legal, audit, insurance, valuation and custodian fees, and general and administrative expenses as well as other professional fees, fees payable to the Independent Directors, and excise tax expense. The amount shown in the table reflects actual amounts incurred during the six months ended June 30, 2026, annualized.
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]
SENIOR SECURITIES
Information about our senior securities as of the end of the fiscal year ended December 31, 2025 is included in Note 5 to our audited financial statements appearing in our most recent Annual Report on Form 10-K, and information about our senior securities for our most recently completed fiscal quarter is included in Note 5 to our financial statements appearing in our most recent Quarterly Report on Form 10-Q. The report of BDO USA, P.C., an independent registered public accounting firm, on our consolidated financial statements as of December 31, 2025, of which the Senior Securities table is a part, has been incorporated by reference herein.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Our investment objective is to maximize risk-adjusted returns on equity for our shareholders. We seek to capitalize on, among other things, what we believe to be nascent cannabis industry growth, and drive return on equity by generating current income from our debt investments and capital appreciation from our equity and equity-related investments. We intend to achieve our investment objective by investing primarily in secured debt, unsecured debt, equity warrants and direct equity investments in privately held businesses. We intend that our debt investments will often be secured by either a first or second priority lien on the assets of the portfolio company, can include either fixed or floating rate terms and will generally have a term of between three and six years from the original investment date. To date, we have been focused on investing in first lien secured, fixed and floating rate debt with terms of two to four years. We expect our secured loans to be secured by various types of assets of our borrowers. While the types of collateral securing any given secured loan will depend on the nature of the borrower’s business, common types of collateral we expect to secure our loans include real property and certain personal property, including equipment, inventory, receivables, cash, intellectual property rights and other assets to the extent permitted by applicable laws and the regulations governing our borrowers. Certain attractive assets of our cannabis borrowers, such as cannabis licenses and cannabis inventory, may not be able to be used as collateral or transferred to us. See Part I, Item 1A “Risk Factors - Risks Relating to Our Investments - Certain assets of our borrowers may not be used as collateral or transferred to us due to applicable state laws and regulations governing the cannabis industry, and such restrictions could negatively impact our profitability” in our most recent Annual Report on Form 10-K. In some of our portfolio investments, we expect to receive nominally priced equity warrants and/or make direct equity investments in connection with a debt investment. In addition, a portion of our portfolio may be comprised of derivatives, including total return swaps.

Risk [Text Block]
RISK FACTORS
Investing in our securities involves a number of significant risks. Before you invest in our securities, you should be aware of and carefully consider the various risks associated with the investment, including those described in this prospectus, any accompanying prospectus supplement, any free writing prospectus we may authorize in connection with a specific offering, Part I, Item IA “RISK FACTORS” in our most recent Annual Report on Form 10-K, which is incorporated by reference into this prospectus in its entirety, Part II, Item IA “RISK FACTORS” in our most recent Quarterly Report on Form 10-Q, which is incorporated by reference into this prospectus in its entirety, and any document incorporated by reference herein. You should carefully consider these risk factors, together with all of the other information included in this prospectus, any accompanying prospectus supplement and any related free writing prospectus we may authorize in connection with a specific offering, before you decide whether to make an investment in our securities. The risks set out and described in these documents are not the only risks we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us may also impair our operations and performance. If any of the following events occur, our business, financial condition and results of operations could be materially and adversely affected. In such case, you may lose all or part of your investment. Please also read carefully the section titled “Special Note Regarding Forward-Looking Statements” in this prospectus.

Share Price [Table Text Block]

	Net Asset	Price Range		High Sales Price Premium (Discount) to Net Asset	Low Sales Price Premium (Discount) to Net Asset	Cash Dividend Per
Class and Period	Value(1)	High	Low	Value(2)	Value(2)	Share(3)
Year Ended December 31, 2026
Third Quarter (Through August 21, 2026)	*	$10.02	$9.24	*	*	0.34	(7)
Second Quarter	$13.26	$10.46	$9.01	(21.1)%	(32.0)%	$0.34
First Quarter	$13.33	$10.91	$9.31	(18.2)%	(30.2)%	$0.34
Year Ended December 31, 2025
Fourth Quarter	$13.30	$11.22	$10.03	(15.6)%	(24.6)%	$0.34
Third Quarter	$13.27	$11.12	$10.12	(16.2)%	(23.7)%	$0.34
Second Quarter	$13.23	$11.11	$9.71	(16.0)%	(26.6)%	$0.34
First Quarter	$13.19	$12.56	$10.92	(4.8)%	(17.2)%	$0.34
Year Ended December 31, 2024
Fourth Quarter	$13.20	$13.24	$10.74	0.3%	(18.7)%	$0.34
Third Quarter	$13.28	$12.00	$10.64	(9.6)%	(19.9)%	$0.25
Second Quarter	$13.56	$12.38	$9.61	(8.7)%	(29.1)%	$0.25
First Quarter	$13.60	$10.28	$7.65	(24.4)%	(43.8)%	$0.25
Year Ended December 31, 2023
Fourth Quarter	$13.77	$9.81	$8.32	(28.8)%	(39.6)%	$0.70	(6)
Third Quarter	$14.06	$10.37	$7.65	(26.3)%	(45.6)%	$0.63	(6)
Second Quarter	$14.49	$9.19	$7.82	(36.3)%	(45.8)%
First Quarter	$14.29	$9.98	$8.25	(30.2)%	(42.3)%
Year Ended December 31, 2022(4)
Fourth Quarter	$13.91	$10.55	$9.57	(24.2)%	(31.2)%	-
Third Quarter	$13.73	$10.74	$9.00	(21.8)%	(34.5)%	-
Second Quarter	$13.64	$13.50	$7.80	(1.0)%	(42.8)%	-
First Quarter(5)	$13.61	$14.41	$12.57	5.9%	(7.6)%	-
(1) Net asset value per share is determined as of the last day in the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices. The net asset values shown are based on outstanding shares at the end of the relevant quarter.
(2) Calculated as the respective high or low closing sales price less net asset value, divided by net asset value (in each case, as of the end of the applicable quarter).
(3) Represents the dividend or distribution declared in the relevant quarter.
(4) On November 8, 2022, our Board approved a change to our fiscal year end from March 31 to December 31.
(5) Shares of our common stock began trading on the Nasdaq Global Market on February 4, 2022. Since October 2, 2024, our common stock trades on the Nasdaq Global Market under the symbol “LIEN.”
(6) Consists of a quarterly dividend and a special dividend.
(7) The dividend is payable on October 9, 2026 to stockholders of record on September 25, 2026.
* Not determined at time of filing.

Lowest Price or Bid			$ 9.24	$ 9.01	$ 9.31	$ 10.03	$ 10.12	$ 9.71	$ 10.92	$ 10.74	$ 10.64	$ 9.61	$ 7.65	$ 8.32	$ 7.65	$ 7.82	$ 8.25	$ 9.57	$ 9	$ 7.8	$ 12.57
Highest Price or Bid			$ 10.02	$ 10.46	$ 10.91	$ 11.22	$ 11.12	$ 11.11	$ 12.56	$ 13.24	$ 12	$ 12.38	$ 10.28	$ 9.81	$ 10.37	$ 9.19	$ 9.98	$ 10.55	$ 10.74	$ 13.5	$ 14.41
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[9]			(21.10%)	(18.20%)	(15.60%)	(16.20%)	(16.00%)	(4.80%)	0.30%	(9.60%)	(8.70%)	(24.40%)	(28.80%)	(26.30%)	(36.30%)	(30.20%)	(24.20%)	(21.80%)	(1.00%)	5.90%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[9]			(32.00%)	(30.20%)	(24.60%)	(23.70%)	(26.60%)	(17.20%)	(18.70%)	(19.90%)	(29.10%)	(43.80%)	(39.60%)	(45.60%)	(45.80%)	(42.30%)	(31.20%)	(34.50%)	(42.80%)	(7.60%)
NAV Per Share	[10]			$ 13.26	$ 13.33	$ 13.3	$ 13.27	$ 13.23	$ 13.19	$ 13.2	$ 13.28	$ 13.56	$ 13.6	$ 13.77	$ 14.06	$ 14.49	$ 14.29	$ 13.91	$ 13.73	$ 13.64	$ 13.61
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF OUR CAPITAL STOCK
The following description summarizes material provisions of the Maryland General Corporation Law (the “MGCL”) and our charter and bylaws. This summary is not necessarily complete, and we refer you to the MGCL, our charter and bylaws for a more detailed description of the provisions summarized below.
Capital Stock
Under the terms of our charter, our authorized capital stock consists of 100,000,000 shares of stock, $0.01 par value per share, all of which are initially designated as common stock. There are no outstanding options or warrants to purchase our stock. Under our charter, the Board is authorized to classify and reclassify any unissued shares of stock into other classes or series of stock and authorize the issuance of the shares of stock without obtaining shareholder approval. As permitted by the MGCL, our charter provides that the Board, without any action by our shareholders, may amend the charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that we have authority to issue.
The following table presents our outstanding classes of securities as of August 21, 2026:

Title of Class	Amount Authorized	Amount Held by Us or for Our Account	Amount Outstanding Exclusive of Amount Held by Us or for Our Account

Common Stock	100,000,000	-	22,820,590
Common Stock
None of our shares of common stock are subject to further calls or to assessments, sinking fund provisions, obligations or potential liabilities associated with ownership of the security (not including investment risks).
Our common stock is listed on NASDAQ under the ticker symbol “LIEN.” No stock has been authorized for issuance under any equity compensation plans. Under Maryland law, our shareholders generally will not be personally liable for our debts or obligations.
All shares of our common stock have equal rights as to earnings, assets, dividends and voting and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to the holders of our common stock if, as and when authorized by the Board and declared by us out of assets legally available therefor. Shares of our common stock have no preemptive, exchange, conversion or redemption rights, generally have no appraisal rights, and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract. In the event of a liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time. Each share of our common stock is entitled to one vote on all matters submitted to a vote of shareholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of directors, which means that holders of a majority of the outstanding shares of common stock can elect all of our directors, and holders of less than a majority of such shares will be unable to elect any director.
Preferred Stock
Our charter authorizes the Board to classify and reclassify any unissued shares of stock into other classes or series of stock, including preferred stock. The cost of any such reclassification would be borne by our existing shareholders. Under the terms of our charter, the Board is authorized to issue preferred stock in one or more classes or series without shareholder approval. Prior to issuance of any other class or series of stock, the Board is required by the MGCL and our charter to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Thus, our Board could authorize the issuance of shares of preferred stock with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of our common stock or otherwise be in their best interest. You should note, however, that any issuance of preferred stock must comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (1) immediately after issuance and before any dividend or other distribution is made with respect to our common stock and before any purchase of common stock is made, such preferred stock together with all other senior securities must not exceed an amount equal to 50% of our gross assets after deducting the amount of such dividend, distribution or purchase price, as the case may be, and (2) the holders of shares of preferred stock, if any are issued, must be entitled as a class to elect two directors at all times and to elect a majority of the directors if dividends on such preferred stock are in arrears by two full years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred stock. We believe that the availability for issuance of preferred stock will provide us with increased flexibility in structuring future financings and acquisitions. However, we do not currently have any plans to issue preferred stock.
Limitation on Liability of Directors and Officers; Indemnification and Advance of Expenses
Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its shareholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. Our charter contains such a provision which eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law, subject to the requirements of the 1940 Act.
Maryland law requires a corporation (unless its charter provides otherwise, which the charter does not) to indemnify a director or officer who has been successful, on the merits or otherwise, in the defense of any proceeding to which he or she is made, or threatened to be made, a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. Under Maryland law, a Maryland corporation may not indemnify a director or officer in a suit by the corporation or in its right in which the director or officer was adjudged liable to the corporation or in a suit in which the director or officer was adjudged liable on the basis that a personal benefit was improperly received. Nevertheless, a court may order indemnification if it determines that the director or officer is fairly and reasonably entitled to indemnification, even though the director or officer did not meet the prescribed standard of conduct or was adjudged liable on the basis that personal benefit was improperly received. However, indemnification for an adverse judgment in a suit by the corporation or in its right, or for a judgment of liability on the basis that a personal benefit was improperly received, is limited to expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer in advance of final disposition of a proceeding upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.
The charter obligates us, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while a director or officer and at our request, serves or has served another corporation, partnership, joint venture, trust, limited liability company, employee benefit plan or other enterprise as a director, officer, partner, trustee, employee, or agent, who is made, or threatened to be made, a party to, or witness in, a proceeding by reason of his or her service in such capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her status as such, and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. The bylaws permit us to indemnify and advance expenses to employees and agents who are not officers or directors to the extent permissible under the MGCL and the 1940 Act and as may be determined by the Board. In accordance with the 1940 Act, we will not indemnify any person for any liability to which such person would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
Provisions of the Maryland General Corporation Law, the Charter and the Bylaws Could Deter Takeover Attempts
Provisions of the MGCL and of the charter and the bylaws could deter takeover attempts and have an adverse impact on the price of our common stock. The MGCL, the charter and the bylaws contain provisions that may discourage, delay or make more difficult a change in control of us or the removal of our directors. In addition to the matters described below, we have adopted other measures pursuant to the MGCL, some of which are described above, that may make it difficult for a third-party to obtain control of us, including provisions of the charter authorizing the Board to classify or reclassify shares of our stock in one or more classes or series, to cause the issuance of additional shares of our stock, and to amend the charter, without shareholder approval, to increase or decrease the number of shares of stock that we have authority to issue. These provisions, as well as other provisions of the charter and the bylaws, may delay, defer or prevent a transaction or a change in control that might otherwise be in the best interests of our shareholders.
These provisions are expected to discourage certain coercive takeover practices and inadequate takeover bids and to encourage persons seeking to acquire control of us to negotiate first with the Board. We believe that the benefits of these provisions outweigh the potential disadvantages of discouraging any such acquisition proposals because, among other things, the negotiation of such proposals may improve their terms.
Classified Board of Directors
The Board is divided into three classes of directors serving staggered three-year terms. At each annual meeting of our shareholders, the successors to the class of directors whose terms expire at such meeting will be elected to hold office for a term expiring at the annual meeting of shareholders held in the third year following the year of their election. Each director holds office for the term to which he or she is elected and until his or her successor is duly elected and qualified. A classified board of directors may render a change in control of us or removal of our incumbent management more difficult. We believe, however, that the longer time required to elect a majority of a classified board of directors will help to ensure the continuity and stability of our management and policies.
Election of Directors
The charter provides that the affirmative vote of the holders of a majority of the shares of stock outstanding and entitled to vote in the election of directors will be required to elect a director, unless the bylaws provide otherwise. The bylaws provide that the affirmative vote of a plurality of the votes cast in the election of directors at a meeting of shareholders duly called and at which a quorum is present will be required to elect a director, unless there is a contested election, in which case a director will be elected only if the director receives a majority of the votes entitled to be cast for that director. The Board has the exclusive right to amend the bylaws to alter the vote required to elect directors.
Number of Directors; Vacancies; Removal
The charter provides that the number of directors will be set only by the Board in accordance with the bylaws. The bylaws provide that a majority of the Board may at any time increase or decrease the number of directors. However, unless the bylaws are amended, the number of directors may never be less than one nor more than 15. Pursuant to Section 3-802(b) of the MGCL, we have elected in the charter to be subject to Section 3-804(c) of the MGCL regarding the filling of vacancies on the Board. Accordingly, except as may be provided by the Board in setting the terms of any class or series of preferred stock, any and all vacancies on the Board may be filled only by the affirmative vote of a majority of the remaining directors in office, even if the remaining directors do not constitute a quorum, and any director elected to fill a vacancy will serve for the remainder of the full term of the directorship in which the vacancy occurred and until a successor is elected and qualified, subject to any applicable requirements of the 1940 Act.
The charter provides that, subject to the rights of holders of preferred stock, a director may be removed only for cause, as defined in the charter, and then only by the affirmative vote of at least 80% of the votes entitled to be cast generally in the election of directors.
Action by Shareholders
Under the MGCL, unless a corporation’s charter provides otherwise (which our charter does not) shareholder action can be taken only at an annual or special meeting of shareholders or by unanimous written consent in lieu of a meeting. These provisions, combined with the requirements of the bylaws regarding the calling of a shareholder-requested special meeting of shareholders discussed below, may have the effect of delaying consideration of a shareholder proposal until the next annual meeting.
Advance Notice Provisions for Shareholder Nominations and Shareholder Proposals
The bylaws provide that with respect to an annual meeting of shareholders, nominations of individuals for election to the Board and the proposal of other business to be considered by shareholders may be made only (1) pursuant to our notice of the meeting, (2) by or at the direction of the Board or (3) by any shareholder who was a shareholder of record at the record date set by the Board for the purpose of determining shareholders entitled to vote at the meeting, at the time of giving notice as provided for in the bylaws and at the time of the meeting (and any postponement or adjournment thereof), who is entitled to vote at the meeting in the election of each individual so nominated or on such other business and who has complied with the advance notice procedures of the bylaws. With respect to special meetings of shareholders, only the business specified in our notice of the meeting may be brought before the meeting. Nominations of individuals for election to the Board at a special meeting may be made only (1) by or at the direction of the Board or (2) provided that the special meeting has been properly called for the purpose of electing directors, by any shareholder who was a shareholder of record at the record date set by the Board for the purpose of determining shareholders entitled to vote at the meeting, at the time of giving notice as provided for in the bylaws and at the time of the meeting (and any postponement or adjournment thereof), who is entitled to vote at the meeting in the election of each individual so nominated and who has complied with the advance notice provisions of the bylaws.
The purpose of requiring shareholders to give us advance notice of nominations and other business is to afford the Board a meaningful opportunity to consider the qualifications of the proposed nominees and the advisability of any other proposed business and, to the extent deemed necessary or desirable by the Board, to inform shareholders and make recommendations about such qualifications or business, as well as to provide a more orderly procedure for conducting meetings of shareholders. Although the bylaws do not give the Board any power to disapprove shareholder nominations for the election of directors or proposals recommending certain action, they may have the effect of precluding a contest for the election of directors or the consideration of shareholder proposals if proper procedures are not followed and of discouraging or deterring a third-party from conducting a solicitation of proxies to elect its own slate of directors or to approve its own proposal without regard to whether consideration of such nominees or proposals might be harmful or beneficial to us and our shareholders.
Calling of Special Meetings of Shareholders
The bylaws provide that special meetings of shareholders may be called by the Board, the Chairperson of the Board, and certain of our officers. Additionally, the bylaws provide that, subject to the satisfaction of certain procedural and informational requirements by the shareholders requesting the meeting, a special meeting of shareholders will be called by our secretary upon the written request of shareholders entitled to cast not less than a majority of all the votes entitled to be cast at such meeting.
Approval of Extraordinary Corporate Action; Amendment of the Charter and the Bylaws
Under Maryland law, a Maryland corporation generally cannot dissolve, amend its charter, merge, convert to another form of entity, sell all or substantially all of its assets, engage in a share exchange or engage in similar transactions outside the ordinary course of business, unless approved by the affirmative vote of shareholders entitled to cast at least two-thirds of the votes entitled to be cast on the matter. However, a Maryland corporation may provide in its charter for approval of these matters by a lesser percentage, but not less than a majority of all of the votes entitled to be cast on the matter. The charter generally provides for approval of charter amendments and extraordinary transactions by the shareholders entitled to cast at least a majority of the votes entitled to be cast on the matter if such action is declared advisable by the Board.
However, the charter provides that approval of the following matters requires the affirmative vote of shareholders entitled to cast at least 80% of the votes entitled to be cast on the matter:
(a)
amendments to the provisions of the charter relating to our purpose, the classification of the Board, the power of the Board to fix the number of directors and to fill vacancies on the Board, the vote required to elect or remove a director, amendments to the charter, extraordinary transactions, and the Board’s exclusive power to amend the bylaws;
(b)
charter amendments that would convert us from a closed-end company to an open-end company or make our common stock a redeemable security (within the meaning of the 1940 Act);
(c)
our liquidation or dissolution or any amendment to the charter to effect any such liquidation or dissolution;
(d)
any merger, consolidation, conversion, share exchange, or sale or exchange of all or substantially all of our assets;
(e)
transaction between us and any person or group of persons acting together that is entitled to exercise or direct the exercise, or acquire the right to exercise or direct the exercise, directly or indirectly (other than solely by virtue of a revocable proxy), of one-tenth or more of the voting power in the election of our directors generally, or any person controlling, controlled by, or under common control with, employed by or acting as an agent of, any such person or member of such group; or
(f)
issuance or transfer by us (in one transaction or a series of transactions in any 12-month period) of any securities of the Company to any other person in exchange for cash, securities or other property (or a combination thereof) having an aggregate fair market value (as determined by the Board) of $1,000,000 or more excluding (i) issuances or transfers of debt securities of the Company, (ii) sales of any securities of the Company in connection with a public offering, (iii) issuances of any securities of the Company pursuant to a dividend reinvestment plan and/or cash purchase plan adopted by us, (iv) issuances of any securities of the Company upon the exercise of any stock subscription rights distributed by us and (v) portfolio transactions effected by us in the ordinary course of business.
However, if such amendment, proposal, or transaction is approved by at least two-thirds of our continuing directors (in addition to approval by the Board), such amendment, proposal, or transactions may be approved by a majority of the votes entitled to be cast on such a matter, except that any of the proposals or transactions contemplated by paragraphs (d), (e) or (f) above that would not otherwise require shareholder approval under the MGCL will not require further shareholder approval unless another provision of the charter requires such approval. In either event, in accordance with the requirements of the 1940 Act, any such amendment, proposal, or transaction that would have the effect of changing the nature of our business so as to cause us to cease to be, or to withdraw our election as, a BDC would be required to be approved by a majority of our outstanding voting securities, as defined under the 1940 Act. The “continuing directors” are defined in the charter as (1) our current directors as named therein, (2) those directors whose nomination for election by the shareholders or whose election by the directors to fill vacancies is approved by a majority of such named directors then on the Board, or (3) any successor directors whose nomination for election by the shareholders or whose election by the directors to fill vacancies is approved by a majority of continuing directors or successor continuing directors then in office. The holders of any preferred stock outstanding would have a separate class vote on any conversion to an open-end company.
The charter and the bylaws provide that the Board shall have the exclusive power to adopt, alter or repeal any provision of the bylaws and to make new bylaws.
No Appraisal Rights
Except with respect to appraisal rights arising in connection with the Maryland Control Share Acquisition Act discussed below, as permitted by the MGCL, the charter provides that shareholders will not be entitled to exercise appraisal rights unless the Board, upon the affirmative vote of a majority of the entire Board, shall determine that such rights shall apply.
Control Share Acquisitions
We are subject to Subtitle 7 of Title 3 of the MGCL, the “Maryland Control Share Acquisition Act.” The Maryland Control Share Acquisition Act provides that control shares of a Maryland corporation acquired in a control share acquisition have no voting rights except to the extent approved by the affirmative vote of shareholders entitled to cast two-thirds of the votes entitled to be cast on the matter. Shares owned by the acquirer, by officers or by directors who are employees of the corporation are excluded from shares entitled to vote on the matter. Control shares are voting shares of stock which, if aggregated with all other shares of stock owned by the acquirer or in respect of which the acquirer is able to exercise or direct the exercise of voting power (except solely by virtue of a revocable proxy), would entitle the acquirer to exercise voting power in electing directors within one of the following ranges of voting power:
●
one-tenth or more but less than one-third;
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one-third or more but less than a majority; or
●
a majority or more of all voting power.
In general, the requisite shareholder approval must be obtained each time an acquirer crosses one of the thresholds of voting power set forth above or increases its ownership within one of the tiers for which shareholder approval was previously obtained. Control shares do not include shares that the acquiring person is then entitled to vote as a result of having previously obtained shareholder approval. A control share acquisition means the acquisition of issued and outstanding control shares, subject to certain exceptions.
A person who has made or proposes to make a control share acquisition may compel the board of directors of the corporation to call a special meeting of shareholders to be held within 50 days of demand to consider the voting rights of the shares. The right to compel the calling of a special meeting is subject to the satisfaction of certain conditions, including an undertaking to pay the expenses of the meeting. If no request for a meeting is made, the corporation may itself present the question at any shareholders’ meeting.
If voting rights are not approved at the meeting or if the acquiring person does not deliver an acquiring person statement as required by the statute, then the corporation may redeem for fair value any or all of the control shares, except those for which voting rights have previously been approved. The right of the corporation to redeem control shares is subject to certain conditions and limitations, including, as provided in the bylaws, compliance with the 1940 Act. Fair value is determined, without regard to the absence of voting rights for the control shares, as of the date of the last control share acquisition by the acquirer or, if a meeting of shareholders at which the voting rights of the shares are considered and not approved is held, as of the date of such meeting. If voting rights for control shares are approved at a shareholders’ meeting and the acquirer becomes entitled to vote a majority of the shares entitled to vote, all other shareholders may exercise appraisal rights. The fair value of the shares as determined for purposes of appraisal rights may not be less than the highest price per share paid by the acquirer in the control share acquisition.
The Maryland Control Share Acquisition Act does not apply (a) to shares acquired in a merger, consolidation or share exchange if the corporation is a party to the transaction or (b) to acquisitions approved or exempted by the charter or bylaws of the corporation. The bylaws provide that the Maryland Control Share Acquisition Act does not apply to shares acquired by the Adviser and/or the Adviser’s affiliates.
Business Combinations
We are subject to Subtitle 6 of Title 3 of the MGCL, the “Maryland Business Combination Act,” subject to any applicable requirements of the 1940 Act. Pursuant to the Maryland Business Combination Act, certain “business combinations” between a Maryland corporation and an interested shareholder or an affiliate of an interested shareholder are prohibited for five years after the most recent date on which the interested shareholder becomes an interested shareholder. Such “business combinations” include a merger, consolidation, share exchange or, in circumstances specified in the statute, an asset transfer or issuance or reclassification of equity securities. An interested shareholder is defined as:
●
any person who beneficially owns 10% or more of the voting power of the corporation’s outstanding voting stock; or
●
an affiliate or associate of the corporation who, at any time within the two-year period prior to the date in question, was the beneficial owner of 10% or more of the voting power of the then-outstanding voting stock of the corporation.
A person is not an interested shareholder under this statute if the corporation’s board of directors approves in advance the transaction by which the shareholder otherwise would have become an interested shareholder. However, in approving a transaction, the board may provide that its approval is subject to compliance, at or after the time of approval, with any terms and conditions determined by the board.
After the five-year prohibition, any business combination between the corporation and an interested shareholder generally must be recommended by the corporation’s board of directors and approved by the affirmative vote of at least:
●
80% of the votes entitled to be cast by holders of outstanding shares of voting stock of the corporation; and
●
two-thirds of the votes entitled to be cast by holders of voting stock of the corporation other than voting stock held by the interested shareholder with whom or with whose affiliate the business combination is to be effected or held by an affiliate or associate of the interested shareholder.
These super-majority vote requirements do not apply if the corporation’s common shareholders receive a minimum price, as defined under Maryland law, for their shares in the form of cash or other consideration in the same form as previously paid by the interested shareholder for its shares.
The statute permits various exemptions from its provisions, including business combinations that are exempted by the board of directors before the time that the interested shareholder becomes an interested shareholder. The Board has adopted a resolution that any business combination between us and any other person is exempted from the provisions of the Business Combination Act, provided that the business combination is first approved by the Board, including a majority of the Independent Directors. This resolution, however, may be altered or repealed in whole or in part at any time. If this resolution is repealed, or the Board does not otherwise approve a business combination, the statute may discourage others from trying to acquire control of us and increase the difficulty of consummating such a transaction.
Subtitle 8 Title 3 of the Maryland General Corporation Law
We are subject to Subtitle 8 of Title 3 of the MGCL. Subtitle 8 permits Maryland corporations with a class of equity securities registered under the Exchange Act and at least three independent directors to elect to be subject, by provision in its charter or bylaws or a resolution of its board of directors, without shareholder approval, and notwithstanding any contrary provision in the charter or bylaws, to any or all of the following five provisions: a classified board; a two-thirds shareholder vote requirement for removing a director; a requirement that the number of directors may be fixed only by vote of the directors; a requirement that a vacancy on the board be filled only by the remaining directors and that directors elected to fill a vacancy will serve for the remainder of the full term of the class of directors in which the vacancy occurred; and that the request of shareholders entitled to cast at least a majority of all the votes entitled to be cast at the meeting is required for the calling of a special meeting of shareholders. Through provisions in the charter and the bylaws, some unrelated to Subtitle 8, we already include provisions classifying the Board in three classes serving staggered three-year terms; require the affirmative vote of the holders of not less than 80% of all of the votes entitled to be cast on the matter for the removal of any director from the Board, which removal is allowed only for cause; vest in the Board the exclusive power to fix the number of directorships, subject to limitations set forth in the charter and the bylaws, and fill vacancies for the remainder of the full term of the class of directors in which the vacancy occurred; and require the written request of shareholders entitled to cast not less than a majority of all votes entitled to be cast at such meeting to call a shareholder-initiated special meeting.
Forum Selection Clause
The bylaws provide that, unless we consent in writing to the selection of an alternative forum, the sole and exclusive forum for (a) any derivative action or proceeding brought on our behalf, (b) any Internal Corporate Claim, as such term is defined in the MGCL, (c) any action asserting a claim of breach of any duty owed by any of our directors, officers, employees or other agents to us or to our shareholders, (d) any action asserting a claim against us or any of our directors, officers, employees or other agents arising pursuant to any provision of the MGCL, the charter or the bylaws, or (e) any other action asserting a claim against us or any of our directors, officers, employees or other agents that is governed by the internal affairs doctrine shall be, in each case, the Circuit Court for Baltimore City, Maryland, or, if that court does not have jurisdiction, the United States District Court for the District of Maryland, Northern Division. Notwithstanding the foregoing, this provision does not apply to claims arising under the federal securities laws, or any other claim for which the federal courts have exclusive jurisdiction.
Any investor purchasing or otherwise acquiring our shares is deemed to have notice of and consented to the exclusive forum selection provision. The provision may increase costs for a shareholder to bring a claim and may discourage claims or limit shareholders’ ability to bring a claim in a judicial forum that they find favorable. It is also possible that a court could rule that the provision is inapplicable or unenforceable.
Waiver of Corporate Opportunity Doctrine
The charter provides that we, by resolution of the Board, may renounce any interest or expectancy of ours in (or in being offered an opportunity to participate in) business opportunities that are presented to us or developed by or presented to one or more of our directors or officers.
Conflict with the 1940 Act
The bylaws provide that, if and to the extent that any provision of the MGCL, including the Maryland Control Share Acquisition Act and the Maryland Business Combination Act, or any provision of the charter or the bylaws, conflicts with any provision of the 1940 Act, or the rules, regulations, or guidance of the SEC or its staff thereunder, the applicable provision of the 1940 Act or the rules, regulations, or guidance of the SEC or its staff thereunder will control.

Outstanding Securities [Table Text Block]
The following table presents our outstanding classes of securities as of August 21, 2026:

Title of Class	Amount Authorized	Amount Held by Us or for Our Account	Amount Outstanding Exclusive of Amount Held by Us or for Our Account

Common Stock	100,000,000	-	22,820,590

Outstanding Security, Not Held [Shares]		22,820,590
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		600 Madison Avenue
Entity Address, Address Line Two		Suite 1800
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10022
City Area Code		312
Local Phone Number		625-9295
Contact Personnel Name		Peter Sack
Assuming a 5% Annual Return (None of Which is Subject to the Capital Gains Incentive Fee) [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 58
Expense Example, Years 1 to 3		173
Expense Example, Years 1 to 5		286
Expense Example, Years 1 to 10		561
Assuming a 5% Annual Return (All of Which is Subject to the Capital Gains Incentive Fee) [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		68
Expense Example, Years 1 to 3		200
Expense Example, Years 1 to 5		327
Expense Example, Years 1 to 10		$ 625
Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Common Stock
None of our shares of common stock are subject to further calls or to assessments, sinking fund provisions, obligations or potential liabilities associated with ownership of the security (not including investment risks).
Our common stock is listed on NASDAQ under the ticker symbol “LIEN.” No stock has been authorized for issuance under any equity compensation plans. Under Maryland law, our shareholders generally will not be personally liable for our debts or obligations.
All shares of our common stock have equal rights as to earnings, assets, dividends and voting and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to the holders of our common stock if, as and when authorized by the Board and declared by us out of assets legally available therefor. Shares of our common stock have no preemptive, exchange, conversion or redemption rights, generally have no appraisal rights, and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract. In the event of a liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time. Each share of our common stock is entitled to one vote on all matters submitted to a vote of shareholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of directors, which means that holders of a majority of the outstanding shares of common stock can elect all of our directors, and holders of less than a majority of such shares will be unable to elect any director.

Security Title [Text Block]		Common Stock
Security Dividends [Text Block]		Distributions may be paid to the holders of our common stock if, as and when authorized by the Board and declared by us out of assets legally available therefor.
Security Voting Rights [Text Block]		Each share of our common stock is entitled to one vote on all matters submitted to a vote of shareholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of directors, which means that holders of a majority of the outstanding shares of common stock can elect all of our directors, and holders of less than a majority of such shares will be unable to elect any director.
Security Liquidation Rights [Text Block]		In the event of a liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time.
Security Preemptive and Other Rights [Text Block]		Shares of our common stock have no preemptive, exchange, conversion or redemption rights, generally have no appraisal rights, and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract.
Outstanding Security, Title [Text Block]		Common Stock
Outstanding Security, Authorized [Shares]		100,000,000
Outstanding Security, Held [Shares]		0
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF OUR PREFERRED STOCK
In addition to shares of common stock, our charter authorizes the issuance of preferred stock. If we offer preferred stock under this prospectus, we will issue an appropriate prospectus supplement. We may issue preferred stock from time to time in one or more classes or series, without shareholder approval. Prior to issuance of shares of each class or series, the Board is required by Maryland law and by our charter to set, subject to the express terms of any of our then outstanding classes or series of stock, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Any such issuance must adhere to the requirements of the 1940 Act, Maryland law and any other limitations imposed by law.
The 1940 Act limits our flexibility as to certain rights and preferences of the preferred stock under our charter. In particular, every share of stock issued by a BDC must be voting stock and have equal voting rights with every other outstanding class of voting stock, except to the extent that the stock satisfies the requirements for being treated as a senior security, which requires, among other things, that:
●
immediately after issuance and before any distribution is made with respect to common stock, we must meet a coverage ratio of total assets (less total liabilities other than indebtedness) to total indebtedness plus preferred stock, of at least 150%; and
●
the holders of shares of preferred stock must be entitled as a class to elect two directors at all times and to elect a majority of the directors if and for so long as dividends on the preferred stock are unpaid in an amount equal to two full years of dividends on the preferred stock.
The features of the preferred stock are further limited by the requirements applicable to RICs under the Code.
For any class or series of preferred stock that we may issue, the Board will determine and the articles supplementary and the prospectus supplement relating to such class or series will describe:
●
the designation and number of shares of such class or series;
●
the rate and time at which, and the preferences and conditions under which, any dividends will be paid on shares of such class or series, as well as whether such dividends are participating or non-participating;
●
any provisions relating to convertibility or exchangeability of the shares of such class or series, including adjustments to the conversion price of such class or series;
●
the rights and preferences, if any, of holders of shares of such class or series upon our liquidation, dissolution or winding up of our affairs;
●
the voting powers, if any, of the holders of shares of such class or series;
●
any provisions relating to the redemption of the shares of such class or series;
●
any limitations on our ability to pay dividends or make distributions on, or acquire or redeem, other securities while shares of such class or series are outstanding;
●
any conditions or restrictions on our ability to issue additional shares of such class or series or other securities;
●
if applicable, a discussion of certain U.S. federal income tax considerations; and
●
any other relative powers, preferences and participating, optional or special rights of shares of such class or series, and the qualifications, limitations or restrictions thereof.
All shares of preferred stock that we may issue will be identical and of equal rank except as to the particular terms thereof that may be fixed by the Board, and all shares of each class or series of preferred stock will be identical and of equal rank except as to the dates from which dividends, if any, thereon will be cumulative.

Security Dividends [Text Block]		limitations as to dividends or other distributions
Subscription Rights [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Securities [Table Text Block]
DESCRIPTION OF OUR SUBSCRIPTION RIGHTS
We may issue subscription rights to our shareholders to purchase common stock. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with a subscription rights offering to our shareholders, we would distribute certificates evidencing the subscription rights and a prospectus supplement to our shareholders on the record date that we set for receiving subscription rights in such subscription rights offering.
The applicable prospectus supplement would describe the following terms of subscription rights in respect of which this prospectus is being delivered:
●
the period of time the offering would remain open (which shall be open a minimum number of days such that all record holders would be eligible to participate in the offering and shall not be open longer than 120 days);
●
the title of such subscription rights;
●
the exercise price for such subscription rights (or method of calculation thereof);
●
the ratio of the offering (which, in the case of transferable rights, will require a minimum of three shares to be held of record before a person is entitled to purchase an additional share);
●
the number of such subscription rights issued to each shareholder;
●
the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;
●
if applicable, a discussion of certain U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;
●
the date on which the right to exercise such subscription rights shall commence, and the date on which such right shall expire (subject to any extension);
●
the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;
●
any termination right we may have in connection with such subscription rights offering; and
●
any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.
Exercise of Subscription Rights
Each subscription right would entitle the holder of the subscription right to purchase for cash such amount of shares of common stock at such exercise price as shall in each case be set forth in, or be determinable as set forth in, the prospectus supplement relating to the subscription rights offered thereby. Subscription rights may be exercised at any time up to the close of business on the expiration date for such subscription rights set forth in the prospectus supplement. After the close of business on the expiration date, all unexercised subscription rights would become void.
Subscription rights may be exercised as set forth in the prospectus supplement relating to the subscription rights offered thereby. Upon receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the prospectus supplement we will forward, as soon as practicable, the shares of common stock purchasable upon such exercise. To the extent permissible under applicable law, we may determine to offer any unsubscribed offered securities directly to persons other than shareholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable prospectus supplement.
Any shareholder who chooses not to participate in a rights offering should expect to own a smaller interest in us upon completion of such rights offering. Any rights offering will dilute the ownership interest and voting power of shareholders who do not fully exercise their subscription rights. Further, because the net proceeds per share from any rights offering may be lower than our then current net asset value per share, the rights offering may reduce our net asset value per share. The amount of dilution that a shareholder will experience could be substantial, particularly to the extent we engage in multiple rights offerings within a limited time period. In addition, the market price of our common stock could be adversely affected while a rights offering is ongoing as a result of the possibility that a significant number of additional shares may be issued upon completion of such rights offering. All of our shareholders will also indirectly bear the expenses associated with any rights offering we may conduct, regardless of whether they elect to exercise any rights.

Other Security, Title [Text Block]		subscription rights
Warrant [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Securities [Table Text Block]
DESCRIPTION OF OUR WARRANTS
The following is a general description of the terms of the warrants we may issue from time to time. Particular terms of any warrants we offer will be described in the prospectus supplement relating to such warrants.
We may issue warrants to purchase shares of our common stock, preferred stock or debt securities. Such warrants may be issued independently or together with common stock, preferred stock or debt securities and may be attached or separate from such securities. We will issue each series of warrants under a separate warrant agreement to be entered into between us and a warrant agent. The warrant agent will act solely as our agent and will not assume any obligation or relationship of agency for or with holders or beneficial owners of warrants.
A prospectus supplement will describe the particular terms of any series of warrants we may issue, including the following:
●
the title of such warrants;
●
●
the aggregate number of such warrants;
●
●
the price or prices at which such warrants will be issued;
●
●
the currency or currencies, including composite currencies, in which the price of such warrants may be payable;
●
if applicable, the designation and terms of the securities with which the warrants are issued and the number of warrants issued with each such security or each principal amount of such security;
●
in the case of warrants to purchase debt securities, the principal amount of debt securities purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which this principal amount of debt securities may be purchased upon such exercise;
●
in the case of warrants to purchase common stock or preferred stock, the number of shares of common stock or preferred stock, as the case may be, purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which these shares may be purchased upon such exercise;
●
the date on which the right to exercise such warrants shall commence and the date on which such right will expire;
●
whether such warrants will be issued in registered form or bearer form;
●
if applicable, the minimum or maximum amount of such warrants which may be exercised at any one time;
●
if applicable, the date on and after which such warrants and the related securities will be separately transferable;
●
information with respect to book-entry procedures, if any;
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the terms of the securities issuable upon exercise of the warrants;
●
if applicable, a discussion of certain U.S. federal income tax considerations; and
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any other terms of such warrants, including terms, procedures and limitations relating to the exchange and exercise of such warrants.
We and the warrant agent may amend or supplement the warrant agreement for a series of warrants without the consent of the holders of the warrants issued thereunder to effect changes that are not inconsistent with the provisions of the warrants and that do not materially and adversely affect the interests of the holders of the warrants.
Prior to exercising their warrants, holders of warrants will not have any of the rights of holders of the securities purchasable upon such exercise, including, in the case of warrants to purchase debt securities, the right to receive principal, premium, if any, or interest payments, on the debt securities purchasable upon exercise or to enforce covenants in the applicable indenture or, in the case of warrants to purchase common stock or preferred stock, the right to receive dividends, if any, or payments upon our liquidation, dissolution or winding up or to exercise any voting rights.
Under the 1940 Act, we may generally only offer warrants provided that (1) the warrants expire by their terms within ten years; (2) the exercise or conversion price is not less than the current market value at the date of issuance; (3) our shareholders authorize the proposal to issue such warrants, and the Board approves such issuance on the basis that the issuance is in the best interests of us and our shareholders; and (4) if the warrants are accompanied by other securities, the warrants are not separately transferable unless no class of such warrants and the securities accompanying them has been publicly distributed. The 1940 Act also provides that the amount of our voting securities that would result from the exercise of all outstanding warrants, as well as options and rights, at the time of issuance may not exceed 25% of our outstanding voting securities. In particular, the amount of capital stock that would result from the conversion or exercise of all outstanding warrants, options or rights to purchase capital stock cannot exceed 25% of the BDC’s total outstanding shares of capital stock.

Other Security, Title [Text Block]		warrants
Debt Securities [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Securities [Table Text Block]
DESCRIPTION OF OUR DEBT SECURITIES
We may issue debt securities in one or more series. The specific terms of each series of debt securities will be described in the particular prospectus supplement relating to that series. The prospectus supplement may or may not modify the general terms found in this prospectus and will be filed with the SEC. For a complete description of the terms of a particular series of debt securities, you should read both this prospectus and the prospectus supplement relating to that particular series.
As required by federal law for all bonds and notes of companies that are publicly offered, the debt securities are governed by a document called an “indenture.” An indenture is a contract between us and a financial institution acting as trustee on your behalf, and is subject to and governed by the Trust Indenture Act of 1939, as amended. The trustee has two main roles. First, the trustee can enforce your rights against us if we default. There are some limitations on the extent to which the trustee acts on your behalf, described in the second paragraph under “- Events of Default - Remedies If an Event of Default Occurs.” Second, the trustee performs certain administrative duties for us.
Because this section is a summary, it does not describe every aspect of the debt securities and the indenture. We urge you to read the indenture because it, and not this description, defines your rights as a holder of debt securities. For example, in this section, we use capitalized words to signify terms that are specifically defined in the indenture. Some of the definitions are repeated in this prospectus, but for the rest you will need to read the indenture. We have filed the indenture with the SEC. We will file a supplemental indenture with the SEC in connection with any debt offering, at which time the supplemental indenture would be publicly available. See “Available Information” for information on how to obtain a copy of the applicable indenture.
The prospectus supplement, which will accompany this prospectus, will describe the particular series of debt securities being offered, including, among other things:
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the designation or title of the series of debt securities;
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the total principal amount of the series of debt securities;
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the percentage of the principal amount at which the series of debt securities will be offered;
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the date or dates on which principal will be payable;
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the rate or rates (which may be either fixed or variable) and/or the method of determining such rate or rates of interest, if any;
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the date or dates from which any interest will accrue, or the method of determining such date or dates, and the date or dates on which any interest will be payable;
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whether any interest may be paid by issuing additional securities of the same series in lieu of cash (and the terms upon which any such interest may be paid by issuing additional securities);
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the terms for redemption, extension or early repayment, if any;
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the currencies in which the series of debt securities are issued and payable;
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whether the amount of payments of principal, premium or interest, if any, on a series of debt securities will be determined with reference to an index, formula or other method (which could be based on one or more currencies, commodities, equity indices or other indices) and how these amounts will be determined;
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the place or places, if any, other than or in addition to the Borough of Manhattan in the City of New York, of payment, transfer, conversion and/or exchange of the debt securities;
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the denominations in which the offered debt securities will be issued (if other than $1,000 and any integral multiple thereof);
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the provision for any sinking fund;

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any restrictive covenants;
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any Events of Default;
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whether the series of debt securities is issuable in certificated form;
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any provisions for defeasance or covenant defeasance;
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any special U.S. federal income tax implications, including, if applicable, U.S. federal income tax considerations relating to original issue discount;
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whether and under what circumstances we will pay additional amounts in respect of any tax, assessment or governmental charge and, if so, whether we will have the option to redeem the debt securities rather than pay the additional amounts (and the terms of this option);
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any provisions for convertibility or exchangeability of the debt securities into or for any other securities;
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whether the debt securities are subject to subordination and the terms of such subordination;
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whether the debt securities are secured and the terms of any security interest;
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the listing, if any, on a securities exchange; and
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any other terms.
The debt securities may be secured or unsecured obligations. Unless the prospectus supplement states otherwise, principal (and premium, if any) and interest, if any, will be paid by us in immediately available funds.
Under the provisions of the 1940 Act, we, as a BDC, are permitted to issue debt only in amounts such that our asset coverage, as defined in the 1940 Act, equals at least 150% after each issuance of debt, but giving effect to any exemptive relief granted to us by the SEC. Part I, Item 1A “Risk Factors - Risks Relating to Our Use of Leverage and Credit Facilities - If we borrow money, the potential for loss on amounts invested in us will be magnified and may increase the risk of investing in us” in our most recent Annual Report on Form 10-K.
General
The indenture provides that any debt securities proposed to be sold under this prospectus and the accompanying prospectus supplement (“offered debt securities”) and any debt securities issuable upon the exercise of warrants or upon conversion or exchange of other offered securities (“underlying debt securities”), may be issued under the indenture in one or more series.
For purposes of this prospectus, any reference to the payment of principal of, or premium or interest, if any, on, debt securities will include additional amounts if required by the terms of the debt securities.
The indenture does not limit the amount of debt securities that may be issued thereunder from time to time. The indenture also provides that there may be more than one trustee thereunder, each with respect to one or more different series of indenture securities. See “- Resignation of Trustee” below. At a time when two or more trustees are acting under the indenture, each with respect to only certain series, the term “indenture securities” means the one or more series of debt securities with respect to which each respective trustee is acting. In the event that there is more than one trustee under the indenture, the powers and trust obligations of each trustee described in this prospectus will extend only to the one or more series of indenture securities for which it is trustee. If two or more trustees are acting under the indenture, then the indenture securities for which each trustee is acting would be treated as if issued under separate indentures.
Except as described under “- Events of Default” and “- Merger or Consolidation” below, the indenture does not contain any provisions that give you protection in the event we issue a large amount of debt or we are acquired by another entity.
We refer you to the prospectus supplement for information with respect to any deletions from, modifications of or additions to the Events of Default or our covenants that are described below, including any addition of a covenant or other provision providing event risk or similar protection.
We have the ability to issue indenture securities with terms different from those of indenture securities previously issued and, without the consent of the holders thereof, to reopen a previous issue of a series of indenture securities and issue additional indenture securities of that series unless the reopening was restricted when that series was created.
Conversion and Exchange
If any debt securities are convertible into or exchangeable for other securities, the prospectus supplement will explain the terms and conditions of the conversion or exchange, including the conversion price or exchange ratio (or the calculation method), the conversion or exchange period (or how the period will be determined), if conversion or exchange will be mandatory or at the option of the holder or us, provisions for adjusting the conversion price or the exchange ratio and provisions affecting conversion or exchange in the event of the redemption of the underlying debt securities. These terms may also include provisions under which the number or amount of other securities to be received by the holders of the debt securities upon conversion or exchange would be calculated according to the market price of the other securities as of a time stated in the prospectus supplement.
Issuance of Securities in Registered Form
We may issue the debt securities in registered form, in which case we may issue them either in book-entry form only or in “certificated” form. Debt securities issued in book-entry form will be represented by global securities. We expect that we will usually issue debt securities in book-entry only form represented by global securities.
Book-Entry Holders
We will issue registered debt securities in book-entry form only, unless we specify otherwise in the applicable prospectus supplement. This means debt securities will be represented by one or more global securities registered in the name of a depositary that will hold them on behalf of financial institutions that participate in the depositary’s book-entry system. These participating institutions, in turn, hold beneficial interests in the debt securities held by the depositary or its nominee. These institutions may hold these interests on behalf of themselves or customers.
Under the indenture, only the person in whose name a debt security is registered is recognized as the holder of that debt security. Consequently, for debt securities issued in book-entry form, we will recognize only the depositary as the holder of the debt securities and we will make all payments on the debt securities to the depositary. The depositary will then pass along the payments it receives to its participants, which in turn will pass the payments along to their customers who are the beneficial owners. The depositary and its participants do so under agreements they have made with one another or with their customers; they are not obligated to do so under the terms of the debt securities.
As a result, investors will not own debt securities directly. Instead, they will own beneficial interests in a global security, through a bank, broker or other financial institution that participates in the depositary’s book-entry system or holds an interest through a participant. As long as the debt securities are represented by one or more global securities, investors will be indirect holders, and not holders, of the debt securities.
Street Name Holders
In the future, we may issue debt securities in certificated form or terminate a global security. In these cases, investors may choose to hold their debt securities in their own names or in “street name.” Debt securities held in street name are registered in the name of a bank, broker or other financial institution chosen by the investor, and the investor would hold a beneficial interest in those debt securities through the account he or she maintains at that institution.
For debt securities held in street name, we will recognize only the intermediary banks, brokers and other financial institutions in whose names the debt securities are registered as the holders of those debt securities and we will make all payments on those debt securities to them. These institutions will pass along the payments they receive to their customers who are the beneficial owners, but only because they agree to do so in their customer agreements or because they are legally required to do so. Investors who hold debt securities in street name will be indirect holders, and not holders, of the debt securities.
Legal Holders
Our obligations, as well as the obligations of the applicable trustee and those of any third parties employed by us or the applicable trustee, run only to the legal holders of the debt securities. We do not have obligations to investors who hold beneficial interests in global securities, in street name or by any other indirect means. This will be the case whether an investor chooses to be an indirect holder of a debt security or has no choice because we are issuing the debt securities only in book-entry form.
For example, once we make a payment or give a notice to the holder, we have no further responsibility for the payment or notice even if that holder is required, under agreements with depositary participants or customers or by law, to pass it along to the indirect holders but does not do so. Similarly, if we want to obtain the approval of the holders for any purpose (for example, to amend an indenture or to relieve us of the consequences of a default or of our obligation to comply with a particular provision of an indenture), we would seek the approval only from the holders, and not the indirect holders, of the debt securities. Whether and how the holders contact the indirect holders is up to the holders.
When we refer to you, we mean those who invest in the debt securities being offered by this prospectus, whether they are the holders or only indirect holders of those debt securities. When we refer to your debt securities, we mean the debt securities in which you hold a direct or indirect interest.
Special Considerations for Indirect Holders
If you hold debt securities through a bank, broker or other financial institution, either in book-entry form or in street name, we urge you to check with that institution to find out:
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how it handles securities payments and notices,
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whether it imposes fees or charges,
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how it would handle a request for the holders’ consent, if ever required,
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whether and how you can instruct it to send you debt securities registered in your own name so you can be a holder, if that is permitted in the future for a particular series of debt securities,
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how it would exercise rights under the debt securities if there were a default or other event triggering the need for holders to act to protect their interests, and
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if the debt securities are in book-entry form, how the depositary’s rules and procedures will affect these matters.
Global Securities
As noted above, we usually will issue debt securities as registered securities in book-entry form only. A global security represents one or any other number of individual debt securities. Generally, all debt securities represented by the same global securities will have the same terms.
Each debt security issued in book-entry form will be represented by a global security that we deposit with and register in the name of a financial institution or its nominee that we select. The financial institution that we select for this purpose is called the depositary. Unless we specify otherwise in the applicable prospectus supplement, The Depository Trust Company, New York, New York, known as DTC, will be the depositary for all debt securities issued in book-entry form.
A global security may not be transferred to or registered in the name of anyone other than the depositary or its nominee, unless special termination situations arise. We describe those situations below under “Special Situations when a Global Security Will Be Terminated”. As a result of these arrangements, the depositary, or its nominee, will be the sole registered owner and holder of all debt securities represented by a global security, and investors will be permitted to own only beneficial interests in a global security. Beneficial interests must be held by means of an account with a broker, bank or other financial institution that in turn has an account with the depositary or with another institution that has an account with the depositary. Thus, an investor whose security is represented by a global security will not be a holder of the debt security, but only an indirect holder of a beneficial interest in the global security.
Special Considerations for Global Securities
As an indirect holder, an investor’s rights relating to a global security will be governed by the account rules of the investor’s financial institution and of the depositary, as well as general laws relating to securities transfers. The depositary that holds the global security will be considered the holder of the debt securities represented by the global security.
If debt securities are issued only in the form of a global security, an investor should be aware of the following:
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An investor cannot cause the debt securities to be registered in his or her name, and cannot obtain certificates for his or her interest in the debt securities, except in the special situations we describe below.
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An investor will be an indirect holder and must look to his or her own bank or broker for payments on the debt securities and protection of his or her legal rights relating to the debt securities, as we describe under “Issuance of Securities in Registered Form” above.
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An investor may not be able to sell interests in the debt securities to some insurance companies and other institutions that are required by law to own their securities in non-book-entry form.
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An investor may not be able to pledge his or her interest in a global security in circumstances where certificates representing the debt securities must be delivered to the lender or other beneficiary of the pledge in order for the pledge to be effective.
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The depositary’s policies, which may change from time to time, will govern payments, transfers, exchanges and other matters relating to an investor’s interest in a global security. We and the trustee have no responsibility for any aspect of the depositary’s actions or for its records of ownership interests in a global security. We and the trustee also do not supervise the depositary in any way.
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If we redeem less than all the debt securities of a particular series being redeemed, DTC’s practice is to determine by lot the amount to be redeemed from each of its participants holding that series.
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An investor is required to give notice of exercise of any option to elect repayment of its debt securities, through its participant, to the applicable trustee and to deliver the related debt securities by causing its participant to transfer its interest in those debt securities, on DTC’s records, to the applicable trustee.
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DTC requires that those who purchase and sell interests in a global security deposited in its book-entry system use immediately available funds. Your broker or bank may also require you to use immediately available funds when purchasing or selling interests in a global security.
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Financial institutions that participate in the depositary’s book-entry system, and through which an investor holds its interest in a global security, may also have their own policies affecting payments, notices and other matters relating to the debt securities. There may be more than one financial intermediary in the chain of ownership for an investor. We do not monitor and are not responsible for the actions of any of those intermediaries.
Termination of a Global Security
If a global security is terminated, interests in it will be exchanged for certificates in non-book-entry form (certificated securities). After that exchange, the choice of whether to hold the certificated debt securities directly or in street name will be up to the investor. Investors must consult their own banks or brokers to find out how to have their interests in a global security transferred on termination to their own names, so that they will be holders. We have described the rights of legal holders and street name investors under “Issuance of Securities in Registered Form” above.
The prospectus supplement may list situations for terminating a global security that would apply only to the particular series of debt securities covered by the prospectus supplement. If a global security is terminated, only the depositary, and not we or the applicable trustee, is responsible for deciding the names of the institutions in whose names the debt securities represented by the global security will be registered and, therefore, who will be the holders of those debt securities.
Payment and Paying Agents
We will pay interest to the person listed in the applicable trustee’s records as the owner of the debt security at the close of business on a particular day in advance of each due date for interest, even if that person no longer owns the debt security on the interest due date. That day, usually about two weeks in advance of the interest due date, is called the “record date.” Because we will pay all the interest for an interest period to the holders on the record date, holders buying and selling debt securities must work out between themselves the appropriate purchase price. The most common manner is to adjust the sales price of the debt securities to prorate interest fairly between buyer and seller based on their respective ownership periods within the particular interest period. This prorated interest amount is called “accrued interest.”
Payments on Global Securities
We will make payments on a global security in accordance with the applicable policies of the depositary as in effect from time to time. Under those policies, we will make payments directly to the depositary, or its nominee, and not to any indirect holders who own beneficial interests in the global security. An indirect holder’s right to those payments will be governed by the rules and practices of the depositary and its participants.
Payments on Certificated Securities
We will make payments on a certificated debt security as follows. We will pay interest that is due on an interest payment date to the holder of debt securities as shown on the trustee’s records as of the close of business on the regular record date at our office in New York, NY and/or at other offices that may be specified in the prospectus supplement. We will make all payments of principal and premium, if any, by check at the office of the applicable trustee in New York, NY and/or at other offices that may be specified in the prospectus supplement or in a notice to holders against surrender of the debt security.
Alternatively, at our option, we may pay any interest that becomes due on the debt security by mailing a check to the holder at his or her address shown on the trustee’s records as of the close of business on the regular record date or by transfer to an account at a bank in the United States, in either case, on the due date.
Payment When Offices Are Closed
Except as otherwise indicated in the applicable prospectus supplement, if any payment is due on a debt security on a day that is not a business day, we will make the payment on the next day that is a business day. Payments made on the next business day in this situation will be treated under the indenture as if they were made on the original due date, except as otherwise indicated in the applicable prospectus supplement. Such payment will not result in a default under any debt security or the indenture, and no interest will accrue on the payment amount from the original due date to the next day that is a business day.
Book-entry and other indirect holders should consult their banks or brokers for information on how they will receive payments on their debt securities.
Events of Default
You will have rights if an Event of Default occurs in respect of the debt securities of your series and is not cured, as described later in this subsection.
The term “Event of Default” in respect of the debt securities of your series means any of the following (unless the prospectus supplement relating to such debt securities states otherwise):
(1) we default in the payment of any interest upon a debt securities of the series when due and payable and the default continues for a period of 30 days;
(2) we default in the payment of the principal of (or premium, if any, on) a debt security of the series when it becomes due and payable at its maturity, including upon any redemption date or required repurchase date, and the default continues for a period of five days;
(3) we fail for 60 consecutive days after written notice from the trustee or the holders of at least 25% in principal amount of the debt securities of the series then outstanding to us and the trustee, as applicable, has been received to comply with any of our other agreements with respect to debt securities of the series;
(4) pursuant to Section 18(a)(1)(C)(ii) and Section 61 of the 1940 Act, or any successor provisions, on the last business day of each of 24 consecutive calendar months, any class of securities shall have an asset coverage (as such term is used in the 1940 Act) of less than 100%, giving effect to any amendments to such provisions of the 1940 Act or to any exemptive relief granted to us by the SEC;
(5) we file for bankruptcy or certain events of bankruptcy, insolvency, or reorganization involving us occur and remain undischarged or unstayed for a period of 90 days;
(6) we do not deposit any sinking fund payment in respect of debt securities of the series on its due date, and do not cure this default within five days; and
(7) any other Event of Default in respect of debt securities of the series described in the applicable prospectus supplement occurs.
An Event of Default for a particular series of debt securities does not necessarily constitute an Event of Default for any other series of debt securities issued under the same or any other indenture. The trustee may withhold notice to the holders of debt securities of any default, except in the payment of principal, premium or interest, if it in good faith considers the withholding of notice to be in the interests of the holders.
Remedies If an Event of Default Occurs
If an Event of Default has occurred and has not been cured, the trustee or the holders of at least 25% in principal amount of the outstanding debt securities of the affected series may declare the entire principal amount of all the debt securities of that series to be due and immediately payable. This is called a declaration of acceleration of maturity. A declaration of acceleration of maturity may be canceled by the holders of a majority in principal amount of the outstanding debt securities of the affected series if (1) we have deposited with the trustee all amounts due and owing with respect to the securities (other than principal that has become due solely by reason of such acceleration) and certain other amounts, and (2) any other Events of Default have been cured or waived.
Except in cases of default, where the trustee has some special duties, the trustee is not required to take any action under the indenture at the request of any holders unless the holders offer the trustee reasonable protection from expenses and liability (called an “indemnity”). If indemnity satisfactory to the trustee is provided, the holders of a majority in principal amount of the outstanding debt securities of the relevant series may direct the time, method and place of conducting any lawsuit or other formal legal action seeking any remedy available to the trustee. The trustee may refuse to follow those directions in certain circumstances. No delay or omission in exercising any right or remedy will be treated as a waiver of that right, remedy or Event of Default.
Before you are allowed to bypass your trustee and bring your own lawsuit or other formal legal action or take other steps to enforce your rights or protect your interests relating to the debt securities, the following must occur:
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You must give your trustee written notice that an Event of Default with respect to the relevant series of debt securities has occurred and remains uncured.
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The holders of at least 25% in principal amount of all outstanding debt securities of the relevant series must make a written request that the trustee take action because of the default and must offer to the trustee security or indemnity satisfactory to it against the cost, expenses, and other liabilities of taking that action.
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The trustee must not have taken action for 60 days after receipt of the above notice and offer of security or indemnity.
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The holders of a majority in principal amount of the debt securities of that series must not have given the trustee a direction inconsistent with the above notice during that 60-day period.
However, you are entitled at any time to bring a lawsuit for the payment of money due on your debt securities on or after the due date.
Holders of a majority in principal amount of the debt securities of the affected series may waive any past defaults other than a default
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in the payment of principal, any premium, or interest or
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in respect of a covenant that cannot be modified or amended without the consent of each holder.
Book-entry and other indirect holders should consult their banks or brokers for information on how to give notice or direction to or make a request of the trustee and how to declare or cancel an acceleration of maturity.
Each year, we will furnish to each trustee a written statement of certain of our officers certifying that to their knowledge we are in compliance with the indenture and the debt securities or else specifying any default.
Merger, Consolidation or Sale of Assets
Unless the prospectus supplement relating to certain debt securities states otherwise, the indenture will provide that we will not merge or consolidate with or into any other person (other than a merger of a wholly-owned subsidiary into us), or sell, transfer, lease, convey or otherwise dispose of all or substantially all our property (provided that, for the avoidance of doubt, a pledge of assets pursuant to any secured debt instrument of the Company or its subsidiaries shall not be deemed to be any such sale, transfer, lease, conveyance or disposition; and provided further that this covenant shall not apply to any sale, transfer, lease, conveyance, or other disposition of all or substantially all of the Company’s property to a wholly-owned subsidiary of the Company) in any one transaction or series of related transactions unless:
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we are the surviving person (the “Surviving Person”) or the Surviving Person (if other than us) formed by such merger or consolidation or to which such sale, transfer, lease, conveyance or disposition is made shall be a corporation or limited liability company organized and existing under the laws of the United States of America or any state or territory thereof;
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the Surviving Person (if other than us) expressly assumes, by supplemental indenture in form reasonably satisfactory to the trustee, executed and delivered to the trustee by such Surviving Person, the due and punctual payment of the principal of, and premium, if any, and interest on, all the Notes outstanding, and the due and punctual performance and observance of all the covenants and conditions of the indenture to be performed by us;
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immediately before and immediately after giving effect to such transaction or series of related transactions, no default or Event of Default shall have occurred and be continuing; and
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we shall deliver, or cause to be delivered, to the trustee, an officers’ certificate and an opinion of counsel, each stating that such transaction and the supplemental indenture, if any, in respect thereto, comply with this covenant, that all conditions precedent in the indenture relating to such transaction have been complied with.
For the purposes of this covenant, the sale, transfer, lease, conveyance or other disposition of all the property of one or more of our subsidiaries, which property, if held by us instead of such subsidiaries, would constitute all or substantially all of our property on a consolidated basis, shall be deemed to be the transfer of all or substantially all of our property.
Although there is a limited body of case law interpreting the phrase “substantially all”, there is no precise established definition of the phrase under applicable law. Accordingly, in certain circumstances there may be a degree of uncertainty as to whether a particular transaction would involve “all or substantially all” of the properties or assets of a person. As a result, it may be unclear as to whether the merger, consolidation or sale of assets covenant would apply to a particular transaction as described above absent a decision by a court of competent jurisdiction.
Modification or Waiver
There are three types of changes we can make to the indenture and the debt securities issued thereunder.
Changes Requiring Your Approval
First, there are changes that we cannot make to your debt securities without your specific approval. The following is a list of those types of changes:
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change the stated maturity of the principal of or interest on the debt securities;
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reduce any amounts due on the debt securities;
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reduce the amount of principal payable upon acceleration of the maturity of a security following a default;
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adversely affect any right of repayment at the holder’s option;
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change the place (except as otherwise described in the prospectus or prospectus supplement) or currency of payment on a debt security;
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impair your right to sue for payment;
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adversely affect any right to convert or exchange a debt security in accordance with its terms;
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modify the subordination provisions in the indenture in a manner that is adverse to outstanding holders of the debt securities;
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reduce the percentage of holders of debt securities whose consent is needed to modify or amend the indenture;
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reduce the percentage of holders of debt securities whose consent is needed to waive compliance with certain provisions of the indenture or to waive certain defaults;
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modify certain of the provisions of the indenture dealing with supplemental indentures, modification and waiver of past defaults, changes to the quorum or voting requirements or the waiver of certain covenants; and
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change any obligation we have to pay additional amounts.
Changes Not Requiring Approval
The second type of change does not require any vote by the holders of the debt securities. This type is limited to clarifications, establishment of the form or terms of new securities of any series as permitted by the indenture, and certain other changes that would not adversely affect holders of the outstanding debt securities in any material respect, including adding additional covenants or events of default. We also do not need any approval to make any change that affects only debt securities to be issued under the indenture after the change takes effect.
Changes Requiring Majority Approval
Any other change to the indenture and the debt securities would require the following approval:
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If the change affects only one series of debt securities, it must be approved by the holders of a majority in principal amount of that series.
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If the change affects more than one series of debt securities issued under the same indenture, it must be approved by the holders of a majority in principal amount of all of the series affected by the change, with all affected series voting together as one class for this purpose.
The holders of a majority in principal amount of a series of debt securities issued under an indenture, or all series, voting together as one class for this purpose, may waive our compliance with some of our covenants in that indenture. However, we cannot obtain a waiver of a payment default or of any of the matters covered by the bullet points included above under “- Changes Requiring Your Approval.”
Further Details Concerning Voting
When taking a vote, we will use the following rules to decide how much principal to attribute to a debt security:
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For original issue discount securities, we will use the principal amount that would be due and payable on the voting date if the maturity of these debt securities were accelerated to that date because of a default.
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For debt securities whose principal amount is not known (for example, because it is based on an index), we will use a special rule for that debt security described in the prospectus supplement.
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For debt securities denominated in one or more foreign currencies, we will use the U.S. dollar equivalent.
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Debt securities will not be considered outstanding, and therefore not eligible to vote, if we have deposited or set aside in trust money for their payment or redemption. Debt securities will also not be eligible to vote if they have been fully defeased as described later under “- Defeasance - Full Defeasance.”
We will generally be entitled to set any day as a record date for the purpose of determining the holders of outstanding indenture securities that are entitled to vote or take other action under the indenture. If we set a record date for a vote or other action to be taken by holders of one or more series, that vote or action may be taken only by persons who are holders of outstanding indenture securities of those series on the record date and must be taken within eleven months following the record date.
Book-entry and other indirect holders should consult their banks or brokers for information on how approval may be granted or denied if we seek to change the indenture or the debt securities or request a waiver.
Satisfaction and Discharge
We may satisfy and discharge our obligations under the indenture by delivering to the securities registrar for cancellation all debt securities of the series then outstanding or by depositing with the trustee, in trust, funds in U.S. dollars in an amount sufficient to pay all of the debt securities of the series then outstanding after such debt securities have become due and payable or will become due and payable within one year (or scheduled for redemption within one year). Such discharge is subject to terms contained in the indenture.
Defeasance
The following provisions will be applicable to each series of debt securities unless we state in the applicable prospectus supplement that the provisions of covenant defeasance and full defeasance will not be applicable to that series.
Covenant Defeasance
If certain conditions are satisfied, we can make the deposit described below and be released from some of the restrictive covenants in the indenture under which the particular series was issued. This is called “covenant defeasance.” In that event, you would lose the protection of those restrictive covenants but would gain the protection of having money and government securities set aside in trust to repay your debt securities. If applicable, you also would be released from the subordination provisions described under “- Indenture Provisions - Subordination” below. In order to achieve covenant defeasance, we must do the following:
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If the debt securities of a particular series are denominated in U.S. dollars, we must deposit in trust for the benefit of all holders of the debt securities of a particular series a combination of money and United States government or United States government agency notes or bonds that will generate enough cash, in the opinion of a nationally recognized investment bank, appraisal firm or firm of independent public accountants, to make interest, principal and any other payments on the debt securities of the particular series on their various due dates.
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We must deliver to the trustee a legal opinion of our counsel confirming that, under current U.S. federal income tax law, we may make the above deposit without causing you to recognize income, gain or loss for U.S. federal income tax purposes as a result of such covenant defeasance or to be taxed on the debt securities any differently than if we did not make the deposit and repaid the debt securities at maturity.
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We must deliver to the trustee a legal opinion and officers’ certificate stating that all conditions precedent to covenant defeasance have been complied with.
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Covenant defeasance must not result in a breach or violation of, or result in a default under, the indenture or any of our other material agreements or instruments.
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No default or Event of Default with respect to such debt securities and any coupons appertaining thereto shall have occurred and be continuing and no defaults or events of default related to bankruptcy, insolvency or reorganization shall occur during the next 90 days.
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Satisfy the conditions for covenant defeasance contained in any supplemental indentures.
If we accomplished covenant defeasance, you can still look to us for repayment of the debt securities if there were a shortfall in the trust deposit or the trustee is prevented from making payment. For example, if one of the remaining Events of Default occurred (such as our bankruptcy) and the debt securities became immediately due and payable, there might be a shortfall. Depending on the event causing the default, you may not be able to obtain payment of the shortfall.
Legal Defeasance
If there is a change in U.S. federal tax law or we obtain an IRS ruling, as described below, we can legally release ourselves from all payment and other obligations on the debt securities of a particular series (called “defeasance” or “legal defeasance”) if we put in place the following other arrangements for you to be repaid:
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If the debt securities of a particular series are denominated in U.S. dollars, we must deposit in trust for the benefit of all holders of the debt securities of a particular series a combination of money and United States government or United States government agency notes or bonds that will generate enough cash, in the opinion of a nationally recognized investment bank, appraisal firm or firm of independent public accountants, to make interest, principal and any other payments on the debt securities of the particular series on their various due dates.
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We must deliver to the trustee a legal opinion confirming that there has been a change in current U.S. federal tax law or an IRS ruling that allows us to make the above deposit without causing you to recognize income, gain, or loss for U.S. federal income tax purposes as a result of such defeasance or to be taxed on the debt securities any differently than if we did not make the deposit and repaid the debt securities at maturity. Under current U.S. federal tax law, the deposit and our legal release from the debt securities would be treated as though we paid you your share of the cash and notes or bonds at the time the cash and notes or bonds were deposited in trust in exchange for your debt securities and you would recognize gain or loss on the debt securities at the time of the deposit.
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We must deliver to the trustee a legal opinion and officers’ certificate stating that all conditions precedent to defeasance have been complied with.
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Defeasance must not result in a breach or violation of, or result in a default under, the indenture or any of our other material agreements or instruments.
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No default or Event of Default with respect to such debt securities and any coupons appertaining thereto shall have occurred and be continuing and no defaults or events of default related to bankruptcy, insolvency or reorganization shall occur during the next 90 days.
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Satisfy the conditions for covenant defeasance contained in any supplemental indentures.
If we ever accomplished legal defeasance, as described above, you would have to rely solely on the trust deposit for repayment of your debt securities. You could not look to us for repayment in the unlikely event of any shortfall. Conversely, the trust deposit would most likely be protected from claims of our lenders and other creditors if we ever became bankrupt or insolvent. If applicable, you would also be released from the subordination provisions described later under “Indenture Provisions - Subordination”.
Form, Exchange and Transfer of Certificated Registered Securities
If registered debt securities cease to be issued in book-entry form, they will be issued:
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only in fully registered certificated form,
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without interest coupons, and
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unless we indicate otherwise in the prospectus supplement, in denominations of $1,000 and amounts that are multiples of $1,000.
Holders may exchange their certificated securities, if any, for debt securities of smaller denominations or combined into fewer debt securities of larger denominations, as long as the total principal amount is not changed and as long as the denomination is greater than the minimum denomination for such securities.
Holders may exchange or transfer their certificated securities, if any, at the office of their trustee. We have appointed the trustee to act as our agent for registering debt securities in the names of holders transferring debt securities. We may appoint another entity to perform these functions or perform them ourselves.
Holders will not be required to pay a service charge to transfer or exchange their certificated securities, if any, but they may be required to pay any tax or other governmental charge associated with the transfer or exchange. The transfer or exchange will be made only if our transfer agent is satisfied with the holder’s proof of legal ownership.
If we have designated additional transfer agents for your debt security, they will be named in your prospectus supplement. We may appoint additional transfer agents or cancel the appointment of any particular transfer agent. We may also approve a change in the office through which any transfer agent acts.
If any certificated securities of a particular series are redeemable and we redeem less than all the debt securities of that series, we may block the transfer or exchange of those debt securities during the period beginning 15 days before the day we mail the notice of redemption and ending on the day of that mailing, in order to freeze the list of holders to prepare the mailing. We may also refuse to register transfers or exchanges of any certificated securities selected for redemption, except that we will continue to permit transfers and exchanges of the unredeemed portion of any debt security that will be partially redeemed.
If a registered debt security is issued in book-entry form, only the depositary will be entitled to transfer and exchange the debt security as described in this subsection, since it will be the sole holder of the debt security.
Resignation of Trustee
Each trustee may resign or be removed with respect to one or more series of indenture securities provided that a successor trustee is appointed to act with respect to these series and has accepted such appointment. In the event that two or more persons are acting as trustee with respect to different series of indenture securities under the indenture, each of the trustees will be a trustee of a trust separate and apart from the trust administered by any other trustee.
Indenture Provisions - Subordination
Upon any distribution of our assets upon our dissolution, winding up, liquidation or reorganization, the payment of the principal of (and premium, if any) and interest, if any, on any indenture securities denominated as subordinated debt securities is to be subordinated to the extent provided in the indenture in right of payment to the prior payment in full of all Senior Indebtedness (as defined below), but our obligation to you to make payment of the principal of (and premium, if any) and interest, if any, on such subordinated debt securities will not otherwise be affected. In addition, no payment on account of principal (or premium, if any), sinking fund or interest, if any, may be made on such subordinated debt securities at any time unless full payment of all amounts due in respect of the principal (and premium, if any), sinking fund and interest on Senior Indebtedness has been made or duly provided for in money or money’s worth.
In the event that, notwithstanding the foregoing, any payment by us is received by the trustee in respect of subordinated debt securities or by the holders of any of such subordinated debt securities before all Senior Indebtedness is paid in full, the payment or distribution must be paid over to the holders of the Senior Indebtedness or on their behalf for application to the payment of all the Senior Indebtedness remaining unpaid until all the Senior Indebtedness has been paid in full, after giving effect to any concurrent payment or distribution to the holders of the Senior Indebtedness. Subject to the payment in full of all Senior Indebtedness upon this distribution by us, the holders of such subordinated debt securities will be subrogated to the rights of the holders of the Senior Indebtedness to the extent of payments made to the holders of the Senior Indebtedness out of the distributive share of such subordinated debt securities.
By reason of this subordination, in the event of a distribution of our assets upon our insolvency, certain of our senior creditors may recover more, ratably, than holders of any subordinated debt securities. The indenture provides that these subordination provisions will not apply to money and securities held in trust under the defeasance provisions of the indenture.
“Senior Indebtedness” is defined in the indenture as the principal of (and premium, if any) and unpaid interest on:
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our indebtedness (including indebtedness of others guaranteed by us), whenever created, incurred, assumed or guaranteed, for money borrowed (other than indenture securities issued under the indenture and denominated as subordinated debt securities), unless in the instrument creating or evidencing the same or under which the same is outstanding it is provided that this indebtedness is not senior or prior in right of payment to the subordinated debt securities, and
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renewals, extensions, modifications and refinancings of any of this indebtedness.
If this prospectus is being delivered in connection with the offering of a series of indenture securities denominated as subordinated debt securities, the accompanying prospectus supplement will set forth the approximate amount of our Senior Indebtedness outstanding as of a recent date.
Secured Indebtedness and Ranking
We may issue two types of unsecured indebtedness obligations: senior and subordinated. Senior unsecured indebtedness obligations refer to those that rank senior in right of payment to all of our future indebtedness that is expressly subordinated in right of payment to such indebtedness. Subordinated unsecured indebtedness obligations refer to those that are expressly subordinated in right of payment to other unsecured obligations.
Certain of our indebtedness, including certain series of indenture securities, may be secured. The prospectus supplement for each series of indenture securities will describe the terms of any security interest for such series and will indicate the approximate amount of our secured indebtedness as of a recent date. Any unsecured indenture securities will effectively rank junior to any secured indebtedness, including any secured indenture securities, that we incur in the future to the extent of the value of the assets securing such future secured indebtedness. Our debt securities, whether secured or unsecured, will rank structurally junior to all existing and future indebtedness (including trade payables) incurred by our subsidiaries, financing vehicles or similar facilities, with respect to claims on the assets of any such subsidiaries, financing vehicles, or similar facilities.
In the event of our bankruptcy, liquidation, reorganization or other winding up, any of our assets that secure secured debt will be available to pay obligations on unsecured debt securities only after all indebtedness under such secured debt has been repaid in full from such assets. We advise you that there may not be sufficient assets remaining to pay amounts due on any or all unsecured debt securities then outstanding after fulfillment of this obligation. As a result, the holders of unsecured indenture securities may recover less, ratably, than holders of any of our secured indebtedness.
The Trustee under the Indenture
We intend to use a nationally recognized financial institution to serve as the trustee under the indenture.
Certain Considerations Relating To Foreign Currencies
Debt securities denominated or payable in foreign currencies may entail significant risks. These risks include the possibility of significant fluctuations in the foreign currency markets, the imposition or modification of foreign exchange controls and potential illiquidity in the secondary market. These risks will vary depending upon the currency or currencies involved and will be more fully described in the applicable prospectus supplement.
Book-Entry Debt Securities
Unless otherwise specified in the applicable prospectus supplement, the debt securities will be issued in book-entry form, and the Depository Trust Company, or DTC, will act as securities depository for the debt securities. Unless otherwise specified in the applicable prospectus supplement, the debt securities will be issued as fully registered securities registered in the name of Cede & Co. (DTC’s partnership nominee) or such other name as may be requested by an authorized representative of DTC. One fully registered certificate will be issued for the debt securities, in the aggregate principal amount of such issue, and will be deposited with DTC. If, however, the aggregate principal amount of any issue exceeds $500 million, one certificate will be issued with respect to each $500 million of principal amount, and an additional certificate will be issued with respect to any remaining principal amount of such issue.
DTC has advised us that it is:
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a limited purpose trust company organized under the laws of the State of New York;
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a “banking organization” within the meaning of the New York State Banking Law;
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a member of the Federal Reserve System;
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a “clearing corporation” within the meaning of the Uniform Commercial Code; and
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a “clearing agency” registered under Section 17A of the Exchange Act.
DTC was created to hold securities for its participants and to facilitate the clearance and settlement of securities transactions between its participants through electronic book-entry changes to the accounts of its participants. DTC’s participants, or Direct Participants, include securities brokers and dealers, including the underwriters; banks and trust companies; clearing corporations and other organizations. Indirect access to DTC’s system is also available to others such as banks, brokers, dealers and trust companies; these indirect participants clear through or maintain a custodial relationship with a DTC participant, either directly or indirectly. Investors who are not DTC participants may beneficially own securities held by or on behalf of DTC only through DTC participants or indirect participants in DTC.
DTC is a wholly-owned subsidiary of The Depository Trust & Clearing Corporation, or DTCC. DTCC is the holding company for DTC, National Securities Clearing Corporation and Fixed Income Clearing Corporation, all of which are registered clearing agencies. DTCC is owned by the users of its regulated subsidiaries. Access to the DTC system is also available to others such as both U.S. and non-U.S. securities brokers and dealers, banks, trust companies and clearing corporations that clear through or maintain a custodial relationship with a Direct Participant, either directly or indirectly, or Indirect Participants. The DTC Rules applicable to its Participants are on file with the SEC.
Purchases of debt securities under the DTC system must be made by or through Direct Participants, which will receive a credit for the debt securities on DTC’s records. The ownership interest of each actual purchaser of each security, or Beneficial Owner, is in turn to be recorded on the Direct and Indirect Participants’ records. Beneficial Owners will not receive written confirmation from DTC of their purchase. Beneficial Owners are, however, expected to receive written confirmations providing details of the transaction, as well as periodic statements of their holdings, from the Direct or Indirect Participant through which the Beneficial Owner entered into the transaction. Transfers of ownership interests in the debt securities are to be accomplished by entries made on the books of Direct and Indirect Participants acting on behalf of Beneficial Owners. Beneficial Owners will not receive certificates representing their ownership interests in debt securities, except in the event that use of the book-entry system for the debt securities is discontinued.
To facilitate subsequent transfers, all debt securities deposited by Direct Participants with DTC are registered in the name of DTC’s partnership nominee, Cede & Co. or such other name as may be requested by an authorized representative of DTC. The deposit of debt securities with DTC and their registration in the name of Cede & Co. or such other DTC nominee do not effect any change in beneficial ownership. DTC has no knowledge of the actual Beneficial Owners of the debt securities; DTC’s records reflect only the identity of the Direct Participants to whose accounts such debt securities are credited, which may or may not be the Beneficial Owners. The Direct and Indirect Participants will remain responsible for keeping account of their holdings on behalf of their customers.
Conveyance of notices and other communications by DTC to Direct Participants, by Direct Participants to Indirect Participants, and by Direct Participants and Indirect Participants to Beneficial Owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.
Redemption notices shall be sent to DTC. If less than all of the debt securities within an issue are being redeemed, DTC’s practice is to determine by lot the amount of the interest of each Direct Participant in such issue to be redeemed.
Neither DTC nor Cede & Co. (nor any other DTC nominee) will consent or vote with respect to the debt securities unless authorized by a Direct Participant in accordance with DTC’s Procedures. Under its usual procedures, DTC mails an Omnibus Proxy to us as soon as possible after the record date. The Omnibus Proxy assigns Cede & Co.’s consenting or voting rights to those Direct Participants to whose accounts the debt securities are credited on the record date (identified in a listing attached to the Omnibus Proxy).
Redemption proceeds, distributions, and interest payments on the debt securities will be made to Cede & Co., or such other nominee as may be requested by an authorized representative of DTC. DTC’s practice is to credit Direct Participants’ accounts upon DTC’s receipt of funds and corresponding detail information from us or the trustee on the payment date in accordance with their respective holdings shown on DTC’s records. Payments by Participants to Beneficial Owners will be governed by standing instructions and customary practices, as is the case with securities held for the accounts of customers in bearer form or registered in “street name,” and will be the responsibility of such Participant and not of DTC or its nominee, the trustee, or us, subject to any statutory or regulatory requirements as may be in effect from time to time. Payment of redemption proceeds, distributions, and interest payments to Cede & Co. (or such other nominee as may be requested by an authorized representative of DTC) is the responsibility of us or the trustee, but disbursement of such payments to Direct Participants will be the responsibility of DTC, and disbursement of such payments to the Beneficial Owners will be the responsibility of Direct and Indirect Participants.
DTC may discontinue providing its services as depository with respect to the debt securities at any time by giving reasonable notice to us or to the trustee. Under such circumstances, in the event that a successor depository is not obtained, certificates are required to be printed and delivered. We may decide to discontinue use of the system of book-entry-only transfers through DTC (or a successor securities depository). In that event, certificates will be printed and delivered to DTC.
The information in this section concerning DTC and DTC’s book-entry system has been obtained from sources that we believe to be reliable, but we take no responsibility for the accuracy thereof.
DESCRIPTION OF OUR UNITS
The following is a general description of the terms of the units we may issue from time to time. Particular terms of any units we offer will be described in the prospectus supplement relating to such units. For a complete description of the terms of particular units, you should read this prospectus and the prospectus supplement relating to those particular units.
We may issue units comprised of one or more of the other securities described in this prospectus in any combination. Each unit may also include debt obligations of third parties, such as U.S. Treasury securities. Each unit will be issued so that the holder of the unit is also the holder of each security included in the unit. Thus, the holder of a unit will have the rights and obligations of a holder of each included security.
A prospectus supplement will describe the particular terms of any series of units we may issue, including the following:
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the designation and terms of the units and of the securities comprising the units, including whether and under what circumstances the securities comprising the units may be held or transferred separately;
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a description of the terms of any unit agreement governing the units;
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a description of the provisions for the payment, settlement, transfer or exchange of the units; and
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whether the units will be issued in fully registered or global form.
We will not offer any units under this prospectus or an accompanying prospectus supplement without first filing a new post-effective amendment to the registration statement.

Other Security, Title [Text Block]		debt securities

[1]	In the event that the securities are sold to or through underwriters, a related prospectus supplement will disclose the applicable sales load (underwriting discount or commission).
[2]	A related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the estimated amount of offering expenses borne by the Company as a percentage of the offering price.
[3]	Our base management fee under the Investment Advisory Agreement is calculated at an annual rate of 1.75% of our average gross assets (i.e., total assets held before deduction of any liabilities), which includes investments acquired with the use of leverage and excludes cash and cash equivalents (as defined in the notes to our financial statements). Because we have borrowings outstanding, the base management fee as a percentage of net assets attributable to common stock is higher than 1.75% of our average gross assets. The base management fee shown in the table above is based on net assets as of June 30, 2026, and is based on actual amounts incurred during the six months ended June 30, 2026, annualized for a full year. The base management fee of the Company assuming that our average gross assets (excluding cash and cash equivalents) are $356 million, which was the actual amount of our average gross assets (excluding cash and cash equivalents) as of June 30, 2026, would be 1.73% of average gross assets.
[4]	As of June 30, 2026, we had $27,000,000 in outstanding borrowings under the Credit Agreement. Pursuant to the Credit Agreement, lenders have agreed to extend the Company up to $100,000,000 in aggregate borrowings. Borrowings under the Credit Agreement bear interest at the annual rate of one-month term Secured Overnight Financing Rate plus 3.00%, subject to a minimum interest rate of 6.00%. The Company will pay a commitment fee of 0.50% per annum on the average daily unused portion of commitments under the Credit Agreement during the Revolving Period. The Company also will be required to pay letter of credit participation fees and a fronting fee on the average daily amount of the lenders’ exposure with respect to any letters of credit issued at the request of the Company under the Credit Agreement. We may borrow funds to make investments, including before we have fully invested the proceeds of this continuous offering. To the extent that we determine it is appropriate to borrow funds to make investments, the costs associated with such borrowing will be indirectly borne by shareholders. The interest payment on borrowed funds referenced in the table above is based on actual amounts of the interest payment on borrowed funds (including unused fees, amortization of deferred financing cost, and debt issuance costs incurred during the six months ended June 30, 2026, annualized, divided by our net assets as of June 30, 2026. If the Company were to utilize the full $100,000,000 available under the Credit Agreement, interest expense and total annual expenses as a percentage of net assets would be higher than as presented in this fee table. Our ability to incur leverage depends, in large part, on the amount of money we are able to raise through the sale of shares registered in this offering and the availability of financing in the market.
[5]	Our incentive fee consists of two parts. The first part of the incentive fee, the incentive fee on income, which is payable quarterly in arrears, is equal to 20% of the excess, if any, of our “pre-incentive fee net investment income” that exceeds a 1.75% quarterly (7% annualized) hurdle rate, subject to a “catch up” provision measured at the end of each quarter. The incentive fee on income is computed and paid on income that may include interest that is accrued but not yet received, and may never be received, in cash. The second part of the incentive fee, the incentive fee on capital gains, payable at the end of each fiscal year (or upon termination of the Investment Advisory Agreement) in arrears, equals 20% of cumulative realized capital gains from inception to the end of each fiscal year, less cumulative realized capital losses, unrealized capital depreciation and unrealized capital appreciation from inception to the end of each fiscal year, less the aggregate amount of any previously paid incentive fees on capital gains for prior periods. The incentive fee shown in the table is based on actual amounts of incentive fees on income incurred during the six months ended June 30, 2026, annualized for a full year. The incentive fee amount excludes accrued incentive fees on capital gains as of June 30, 2026, which are reflected on a hypothetical liquidation basis in accordance with GAAP and were not payable as of June 30, 2026.
[6]	Our other expenses include sub-administrator, legal, audit, insurance, valuation and custodian fees, and general and administrative expenses as well as other professional fees, fees payable to the Independent Directors, and excise tax expense. The amount shown in the table reflects actual amounts incurred during the six months ended June 30, 2026, annualized.
[7]	On November 8, 2022, our Board approved a change to our fiscal year end from March 31 to December 31.
[8]	Shares of our common stock began trading on the Nasdaq Global Market on February 4, 2022. Since October 2, 2024, our common stock trades on the Nasdaq Global Market under the symbol “LIEN.”
[9]	Calculated as the respective high or low closing sales price less net asset value, divided by net asset value (in each case, as of the end of the applicable quarter).
[10]	Net asset value per share is determined as of the last day in the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices. The net asset values shown are based on outstanding shares at the end of the relevant quarter.